Document and Entity Information	Sep. 15, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 15, 2020
Document Effective Date	Sep. 15, 2020
Prospectus Date	Nov. 13, 2019